Accumulated Other Comprehensive Income (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Schedule of accumulated other comprehensive income

Accumulated other comprehensive income consisted of the following:

Foreign Currency Items
(in thousands)
December 31, 2013	$1,888
Current period other comprehensive income (loss)	(105)

March 31, 2014	$1,783

Accumulated other comprehensive loss consisted of the following:

Foreign Currency Items
(in thousands)
December 31, 2012	$—

Current period other comprehensive income	1,888

December 31, 2013	$1,888